Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 12.  Income Taxes

The Company prepares its federal income tax return on a consolidated basis.  Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense for the years ended December 31 was as follows:

	2011	2010

Currently paid or payable	$348,610	$1,011,997
Deferred	(114,334)	(456,275)
Total income tax expense	$234,276	$555,722

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2011	2010

Computed expected tax expense	$1,298,059	$1,530,588
Tax exempt interest	(382,943)	(477,502)
Disallowed interest	20,786	34,891
Partnership tax credits	(704,826)	(534,808)
Other	3,200	2,553
Total income tax expense	$234,276	$555,722

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2011	2010

Depreciation	$(46,560)	$11,660
Mortgage servicing rights	7,050	48,874
Deferred compensation	115,239	(27,343)
Bad debts	(53,913)	(94,313)
Non-accrual loan interest	(19,867)	(40,129)
Core deposit intangible	(144,869)	(181,087)
Loan fair value	(29,648)	(23,674)
Time deposit fair value	0	(61,880)
Fannie Mae preferred stock write down	16,919	(9,532)
OREO write down	53,210	(53,210)
Other	(11,895)	(25,641)
Total deferred income tax benefit	$(114,334)	$(456,275)

Listed below are the significant components of the net deferred tax asset at December 31:

	2011	2010
Components of the deferred tax asset:
Bad debts	$1,147,235	$1,093,322
Non-accrual loan interest	99,972	80,105
Deferred compensation	222,210	337,449
Contingent liability - MPF program	42,139	38,307
Fair value adjustment on acquired securities
available-for-sale	528,205	545,125
Fannie Mae preferred stock write down	251,373	251,373
OREO write down	0	53,210
Capital lease	66,995	60,101
Alternative minimum tax	59,031	59,031
Fair value adjustment on acquired premises
and equipment	153,862	153,862
Other	112,310	111,141
Total deferred tax asset	2,683,332	2,783,026

Components of the deferred tax liability:
Depreciation	298,260	344,820
Limited partnerships	255,280	255,280
Mortgage servicing rights	373,130	366,080
Unrealized gain on securities available-for-sale	68,892	39,491
Core deposit intangible	579,478	724,347
Fair value adjustment on acquired loans	72,544	102,192
Total deferred tax liability	1,647,584	1,832,210

Net deferred tax asset	$1,035,748	$950,816

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, "Income Taxes", defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2010.